Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment based on:(4)
Year	SCT Total for CEO(1) $	CAP to CEO (1)(2)(3) $	Avg. SCT Total for Other NEOs (1) $	Avg. CAP Paid to Other NEOs (1)(2)(3) $	TSR $	S&P 500 Household Products Index TSR $	Net Income (Loss) ($M)	Non-GAAP Adj. EBITDA as set forth in our credit facility (5) ($M)
2024	15,233,189	35,810,891	4,398,951	8,951,295	64.1	132.8	(34.9)	544.1
2023	11,994,566	6,794,634	3,983,355	2,698,654	36.6	106.1	(380.1)	485.5
2022	8,169,861	(3,411,145)	1,949,940	(949,567)	29.0	91.6	(437.5)	567.1
2021	10,713,912	8,226,342	2,761,516	2,446,250	97.0	99.9	513.4	916.5

Company Selected Measure Name	Non-GAAP Adjusted EBITDA as set forth in our credit facility
Named Executive Officers, Footnote	James Hagedorn was our CEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below.

2024	2023	2022	2021
Matthew E. Garth	Matthew E. Garth	David C. Evans	Cory J. Miller
Nathan E. Baxter	Nathan E. Baxter	Michael C. Lukemire	Michael C. Lukemire
Christopher J. Hagedorn	Michael C. Lukemire	Christopher J. Hagedorn	Christopher J. Hagedorn
Dimiter Todorov	Denise S. Stump	Denise S. Stump	Denise S. Stump
	David C. Evans	Cory J. Miller	Thomas R. Coleman

PEO Total Compensation Amount	$ 15,233,189	$ 11,994,566	$ 8,169,861	$ 10,713,912
PEO Actually Paid Compensation Amount	$ 35,810,891	6,794,634	(3,411,145)	8,226,342
Adjustment To PEO Compensation, Footnote

	2024	2023	2022	2021
Summary Compensation Table Total for CEO	$15,233,189	$11,994,566	$8,169,861	$10,713,912
- Aggregate change in actuarial present value of pension benefits (A)	(13,061)	—	—	—
+ Service cost of pension benefits (B)	—	—	—	—
- SCT Stock Awards / SCT Option Awards (C)	(10,534,253)	(10,622,507)	(6,000,143)	(4,901,054)
+ Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	23,341,674	5,189,014	2,019,918	2,435,833
-/+ Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	7,738,202	(577,472)	(3,953,686)	(1,951,224)
-/+ Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	—	—	—	—
+ Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	45,140	811,033	(3,647,095)	1,928,875
- Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	—	—	—	—
+ Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included	—	—	—	—
Compensation Actually Paid to CEO	$35,810,891	$6,794,634	$(3,411,145)	$8,226,342

Non-PEO NEO Average Total Compensation Amount	$ 4,398,951	3,983,355	1,949,940	2,761,516
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,951,295	2,698,654	(949,567)	2,446,250
Adjustment to Non-PEO NEO Compensation Footnote

	2024	2023	2022	2021
Average Summary Compensation Table Total for all Other NEOs	$4,398,951	$3,983,355	$1,949,940	$2,761,516
- Aggregate change in actuarial present value of pension benefits (A)	—	—	—	—
+ Service cost of pension benefits (B)	—	—	—	—
- SCT Stock Awards / SCT Option Awards (C)	(2,567,526)	(2,780,907)	(1,205,150)	(1,007,774)
+ Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	5,681,929	1,411,361	459,236	532,710
-/+ Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	1,397,996	(52,405)	(1,768,168)	(187,247)
-/+ Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	—	—	20,990	—
+ Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	39,945	137,250	(406,415)	347,045
- Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	—	—	—	—
+ Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included	—	—	—	—
Average Compensation Actually Paid to all Other NEOs	$8,951,295	$2,698,654	$(949,567)	$2,446,250

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 64.1	36.6	29.0	97.0
Peer Group Total Shareholder Return Amount	132.8	106.1	91.6	99.9
Net Income (Loss)	$ (34,900,000)	$ (380,100,000)	$ (437,500,000)	$ 513,400,000
Company Selected Measure Amount	544,100,000	485,500,000	567,100,000	916,500,000
PEO Name	James Hagedorn
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (3) below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in row (A) below reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in row (B) below are based on the service cost for services rendered during the listed year. Amounts in row (C) below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.The Peer Group TSR set forth in this table utilizes the S&P 500 Household Products Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company’s Annual Report on Form 10-K for the 2024 fiscal year. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P 500 Household Products Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	For the 2024 fiscal year, we have modified our company selected measure and determined Non-GAAP Adjusted EBITDA as set forth in our credit facility to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Other NEOs. This performance measure may not have been the most important financial performance measure for years 2023, 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.Non-GAAP Adjusted EBITDA as set forth in our credit facility is a non-GAAP financial performance measure, and is calculated as net income (loss) before interest, taxes, depreciation and amortization as well as certain other items, such as non-recurring or non-cash items affecting net income (loss). This calculation is intended to be consistent with the calculation of that measure as required by the Company's borrowing arrangements. See the section captioned “Elements of Executive Compensation — Annual Cash Incentive Compensation (short-term compensation element) — EIP Business Performance Factors (Enterprise Plan)” within the CD&A, for additional information regarding Non-GAAP Adjusted EBITDA as set forth in our credit facility.
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted EBITDA as set forth in our credit facility
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Free Cash Flow
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,061)	$ 0	$ 0	$ 0
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,534,253)	(10,622,507)	(6,000,143)	(4,901,054)
PEO | Equity Awards Granted During The Year, Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,341,674	5,189,014	2,019,918	2,435,833
PEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,738,202	(577,472)	(3,953,686)	(1,951,224)
PEO | Vesting Date Fair Value Of Equity Awards Granted During Year, Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards, Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,140	811,033	(3,647,095)	1,928,875
PEO | Fair Value At Last Day Of Prior Year Of Equity Awards, Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted EBITDA as set forth in our credit facility
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Free Cash Flow
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,567,526)	(2,780,907)	(1,205,150)	(1,007,774)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,681,929	1,411,361	459,236	532,710
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,397,996	(52,405)	(1,768,168)	(187,247)
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted During Year, Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	20,990	0
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards, Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,945	137,250	(406,415)	347,045
Non-PEO NEO | Fair Value At Last Day Of Prior Year Of Equity Awards, Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0